UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette
Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
High Yield
Municipal
Bond Fund

8.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 16

Trustees & officers
page 33

For more information
page 37


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute
(ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of its mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ KEITH F. HARTSTEIN

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income that is
largely exempt from
federal income tax,
consistent with
preservation of
capital, by normally
investing at least
80% of its assets in
municipal bonds of
any maturity with
credit ratings from
A to BB/Ba and their
unrated equivalents.

Over the last twelve months

* Municipal bonds, led by high-yield issues, rallied and outpaced the broad taxable bond market.

* The Fund's performance was due to an emphasis on security selection, with lower-grade bonds providing above-average yields and strong total returns.

* Top-performing sectors included tobacco and transportation bonds.

[Bar chart with heading "John Hancock High Yield Municipal Bond Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 10% at the top. The first bar represents the 9.64% total return for Class A. The second bar represents the 8.84% total return for Class B. The third bar represents the 8.82% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 5.6%   Atlanta, City of, 11-1-19, 6.801%
 4.6%   Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero
 4.0%   Puerto Rico, Commonwealth of, 7-1-18, 7.300%
 2.9%   Massachusetts Health and Educational Facilities  Auth, 12-15-31, 9.200%
 2.9%   Homestead, City of, 11-1-18, 7.950%
 2.8%   Waterford, Township of, 1-1-39, 6.000%
 2.7%   Western Generation Agency, 1-1-21, 7.125%
 2.7%   San Bernardino, County of, 8-1-17, 5.500%
 2.3%   Gulf Coast Industrial Development Auth, 4-1-28, 8.000%
 2.2%   New Jersey Economic Development Auth, 11-1-23, 8.500%

As a percentage of net assets on August 31, 2005.

BY DIANNE SALES, CFA, FRANK A. LUCIBELLA AND BARRY EVANS, CFA,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
High Yield Municipal
Bond Fund

Frank Lucibella, who was a member of the portfolio management team from 1988 to 2002, recently rejoined John Hancock and the portfolio management team.

Municipal bonds continued to perform well during the year ended August 31, 2005, outpacing the broad taxable bond market. The Lehman Brothers Municipal Bond Index returned 5.31% for the 12-month period, while the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.15%.

The U.S. economy grew at a solid rate over the past year, reflecting resilient consumer spending, increasing capital expenditures and improving job growth. In view of this steady growth, the Federal Reserve raised short-term interest rates eight times during the 12-month period, increasing its federal funds rate target from 1.5% to 3.5%. Short-term bond yields rose in concert with the Fed rate hikes, but longer-term yields remained relatively low. Despite a dramatic swing in oil prices, long-term bond investors grew confident that the Fed's measured approach would keep inflation in check.

"Municipal bonds continued to
 perform well during the year
 ended August 31, 2005,
 outpacing the broad taxable
 bond market."

As the economy steamed along, credit quality continued to improve, causing credit spreads (the yield difference between higher- and lower-quality bonds) to narrow substantially. As a result, the lower-quality, high-yield segment of the municipal-bond market posted the best results during the one-year period. Strong demand from yield-hungry investors and a declining supply of lower-grade bonds also helped boost the returns of lower-rated credits.

Overall, municipal credit quality improved markedly across the board during the period. The solid economic environment produced better sales tax revenues, while the strong housing market provided a lift to property tax revenues. In addition, many states and municipalities took advantage of relatively low interest rates to refinance their higher-yielding bonds, helping to lower their overall interest costs.

[Photos of Dianne Sales, Frank Lucibella and Barry Evans flush right next to first paragraph.]

Fund performance

For the year ended August 31, 2005, John Hancock High Yield Municipal Bond Fund's Class A, Class B and Class C shares posted total returns of 9.64%, 8.84% and 8.82%, respectively, at net asset value. This performance outpaced the average high-yield municipal debt fund, which returned 8.71%, according to Lipper Inc.,1 and the Lehman Brothers Municipal Bond Index, which returned 5.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The key to the Fund's performance was our continued emphasis on yield and individual security selection. Diligent credit research enabled us to identify attractively valued securities with above-average yields and strong total-return prospects. Greater interest rate sensitivity also proved valuable as longer-term bonds rallied during the period.

Tobacco bonds smoked

The best-performing sector in the portfolio was tobacco bonds backed by the proceeds from a legal settlement between 46 states and the major tobacco companies. The Fund's tobacco holdings, which gained more than 27% as a group, comprised about 5% of the portfolio throughout the one-year period.

"The best-performing sector in the
 portfolio was tobacco bonds..."

Tobacco bonds benefited from a series of favorable litigation outcomes and the addition of another tobacco company to the settlement agreement. In addition, as their yields declined, tobacco bonds became candidates for refinancing -- several states began to pre-refund their tobacco bonds during the period, further elevating the sector's returns. In a pre-refunding, a municipality issues new bonds and invests the proceeds in Treasury securities until needed to pay off the older bonds. The Treasury-bond backing typically enhances the credit quality of the old bonds, which in turn has a positive impact on their value.

[Table at top left-hand side of page entitled "Industry Distribution2." The first listing is Revenue bonds - Other revenue 30%, the second is Revenue bonds - Health 20%, the third Revenue bonds - Transportation 9%, the fourth General obligation 9%, the fifth Revenue bonds - Special tax 6%, the sixth Revenue bonds - Pollution 4%, the seventh Revenue bonds - Education 4%, the eighth Revenue bonds - Electric 4%, the ninth Revenue bonds - Economic development 4%, the tenth Revenue bonds - Tobacco 3%, the eleventh Revenue bonds - Industrial development 2%, the twelfth Revenue bonds - Tax allocation 2%, the thirteenth Revenue bonds - Housing 2%, and the fourteenth Revenue bonds - Water & sewer 1%.]

Tobacco bonds have been the performance leaders in the portfolio for the past two years. Nonetheless, we believe that these securities continue to provide attractive relative value, and we plan to maintain exposure to this segment of the municipal market.

Transportation and development bonds posted strong gains

Another sector that fared well during the period was transportation, which includes bonds that finance airport projects, toll roads and transit. One of the portfolio's best performers was a bond issue backed by the Pocahontas Parkway Association, a toll road in Virginia. These bonds rallied sharply as traffic usage improved and a potential private buyer for the parkway emerged.

The portfolio's industrial development and pollution control bonds, which are generally tied to corporate projects, also registered solid gains as the healthy economy helped strengthen corporate balance sheets. Special-tax bonds, which typically finance land-based development, performed well as real estate remained a driving force in the economy.

[Pie chart at middle of page with heading "Portfolio diversification2." The chart is divided into two sections (from top to left): Revenue bonds 91% and General obligation bonds 9%. ]

Higher-quality, short-term bonds lagged

With lower-rated and longer-term bonds providing the best results during the one-year period, the laggards tended to be higher-quality bonds that did not benefit as much from the general improvement in credit quality. In addition, bonds in the portfolio that are expected to be called away within the next few years -- which consequently trade like shorter-term bonds -- were held in check by the Fed's series of short-term interest rate hikes.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation outcomes and refinancing." The second listing is Lower-quality bonds followed by an up arrow with the phrase "Boosted by improving credit quality and increased demand." The third listing is Shorter-term bonds followed by a down arrow with the phrase "Declined as the Fed raised short-term interest rates."]

Hurricane Katrina aftermath

At the end of the reporting period, Hurricane Katrina hit the Gulf Coast of the U.S., leaving a path of unprecedented flooding, destruction and chaos across portions of three states. In addition to the devastating human losses, the area faces enormous challenges to restore and rebuild its basic infrastructure. From an investment perspective, the portfolio has no exposure to this region of the country.

"Municipal bonds are attractively
 valued relative to other segments of
 the bond market."

Outlook

The aftereffects of Hurricane Katrina are likely to dampen economic growth in the coming months, which could lead the Fed to slow the pace of its rate hikes. However, we would also expect a slower economy to restrain overall inflation, despite potential increases in the prices of oil and other commodities. These are all factors that bode well for the bond market.

Municipal bonds are attractively valued relative to other segments of the bond market. As of August 31, 2005, the yield on a 30-year, AAA-rated general obligation bond was 99% of the yield on a Treasury bond of comparable maturity. This relative yield relationship provides strong value for the tax-exempt investor and could sustain the healthy demand for municipal securities by attracting non-traditional investors to the municipal market.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risk of investing in high yield bonds.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2005

                                           Class A      Class B      Class C
Inception date                            12-31-93      8-25-86       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      4.70%        3.84%        7.82%
Five years                                    4.99         4.87         5.18
Ten years                                     4.57         4.44           --
Since inception                                 --           --         3.65

Cumulative total returns with maximum sales charge (POP)
One year                                      4.70         3.84         7.82
Five years                                   27.57        26.83        28.74
Ten years                                    56.33        54.48           --
Since inception                                 --           --        25.88

SEC 30-day yield as of August 31, 2005
                                              4.53         3.99         3.99

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index

8-31-95        $10,000       $9,500      $10,000
9-30-95         10,001        9,547       10,063
2-29-96         10,522       10,044       10,487
8-31-96         10,327        9,858       10,524
2-28-97         10,769       10,280       11,064
8-31-97         11,184       10,676       11,497
2-28-98         11,858       11,319       12,076
8-31-98         12,225       11,669       12,491
2-28-99         12,401       11,838       12,818
8-31-99         12,104       11,554       12,563
2-29-00         11,852       11,313       12,533
8-31-00         12,255       11,698       13,399
2-28-01         12,685       12,108       14,100
8-31-01         13,343       12,737       14,770
2-28-02         13,208       12,608       15,064
8-31-02         13,552       12,936       15,692
2-28-03         13,727       13,103       16,219
8-31-03         13,909       13,277       16,184
2-29-04         14,785       14,113       17,240
8-31-04         14,939       14,260       17,335
2-28-05         15,659       14,947       17,750
8-31-05         16,377       15,633       18,255

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,255 as of August 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Municipal Bond Fund, without sales charge (NAV), and is equal to $16,377 as of August 31, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock High Yield Municipal Bond Fund, with sales charge (POP), and is equal to $15,633 as of August 31, 2005.]

                                    Class B 1    Class C 1
Period beginning                    8-31-95       4-1-99
High Yield Municipal Bond Fund      $15,448      $12,588
Index                                18,255       14,222

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,046.00                  $5.93
Class B               1,042.00                   9.80
Class C               1,042.00                   9.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,019.40                  $5.86
Class B               1,015.60                   9.67
Class C               1,015.60                   9.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.16%, 1.91% and 1.91% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2005

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.


                                                       Interest     Maturity     Credit     Par value
State, issuer, description                                 rate     date         rating (A)     (000)           Value
Tax-exempt long-term bonds 100.16%                                                                       $104,799,529
(Cost $98,533,836)

Alaska 1.08%                                                                                                1,130,090
Anchorage, City of,
Rev Ice Rink (G)                                          6.375%    01-01-20     AA            $1,000       1,130,090

California 11.01%                                                                                          11,519,330
ABAG Finance Authority for
Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for
Int'l Schools Proj (G)                                    7.375     05-01-18     BB+            1,000       1,035,540
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                 Zero     01-15-36     BBB-           4,000         675,800
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A                   Zero     01-01-18     AAA            7,950       4,819,290
Millbrae, City of,
Rev Magnolia of Milbrae
Proj Ser 1997A (G)                                        7.375     09-01-27     BB             1,000       1,025,900
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                     5.500     08-01-17     AAA            2,500       2,826,800
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                  9.007     04-23-08     AAA            1,000       1,136,000

Colorado 1.91%                                                                                              2,002,692
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                                Zero     09-01-35     BBB-          15,700       2,002,692

Connecticut 1.04%                                                                                           1,086,400
Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1                                         5.850     09-01-28     BBB            1,000       1,086,400

Delaware 1.06%                                                                                              1,105,920
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4                       6.000     04-30-19     A3             1,000       1,105,920

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                       Interest     Maturity     Credit     Par value
State, issuer, description                                 rate     date         rating (A)     (000)           Value
Florida 19.39%                                                                                            $20,286,000
Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)                                   7.375%    05-01-34     BB            $1,055       1,137,723
Rev Spec Assessment (G)                                   7.250     05-01-18     BB             1,445       1,555,918
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)                                             7.850     08-15-31     BBB-           2,000       2,085,820
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)                                             9.125     10-01-11     BBB            1,600       1,542,672
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                            10.000     10-01-33     BB             1,000       1,100,560
Rev Seminole Tribe Convention
Ser 2003A (G)                                             8.950     10-01-33     BB             1,000       1,093,160
Crossings at Fleming Island
Community Development,
Rev Ref Spec Assessment
Ser 2000C (G)                                             7.100     05-01-30     BBB-           1,000       1,075,720
Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)                         6.900     05-01-19     BB+              895         901,945
Homestead, City of,
Rev Ind'l Dev Community
Rehab Proj Ser 1993A (G)                                  7.950     11-01-18     BB             3,010       3,013,522
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A                                                 6.125     11-15-11     BB+            1,210       1,320,400
Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)                         6.000     05-01-24     BB             2,000       2,100,360
Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)                           6.000     05-01-20     BB+              960         997,718
Poinciana Community
Development District,
Rev Spec Assessment Ser 2000A (G)                         7.125     05-01-31     BB+              500         537,440
South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)                         5.900     05-01-35     BB+            1,000       1,051,800
Waterchase Community
Development District,
Rev Cap Imp Ser 2001A (G)                                 6.700     05-01-32     BB               715         771,242

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                       Interest     Maturity     Credit     Par value
State, issuer, description                                 rate     date         rating (A)     (000)           Value
Georgia 7.06%                                                                                              $7,390,930
Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)                 5.600%    01-01-30     BB+           $1,500       1,526,430
Rev Wtr & Waste Wtr (P)                                   6.801     11-01-19     AAA            5,000       5,864,500

Illinois 6.12%                                                                                              6,405,876
Bedford Park, City of,
Rev Ref Tax Increment 71st & Cicero
Proj (G)                                                  7.375     01-01-12     BBB-           1,000       1,030,160
Rev Ref Tax Increment 71st & Cicero
Proj (G)                                                  7.000     01-01-06     BBB-             130         131,416
Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)                     6.750     06-01-22     BBB            2,000       2,125,880
Illinios Finance Auth,
Rev Friendship Village Schaumburg
Ser 2005A                                                 5.375     02-15-25     BB+            2,000       2,036,300
Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement Fund
Univ Ctr Proj                                             6.000     05-01-22     Baa2           1,000       1,082,120

Iowa 0.24%                                                                                                    246,562
Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives
Proj (G)                                                  9.250     07-01-25     BB               200         246,562

Maryland 2.72%                                                                                              2,842,478
Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)                         5.350     07-01-34     BB+            1,000       1,019,490
Maryland Economic Development Corp,
Rev Student Hsg Sr Univ of Maryland
Ser 2003A                                                 5.625     10-01-23     Baa3             750         807,668
Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls
Proj (G)(N)                                               5.250     07-01-35     BB+            1,000       1,015,320

Massachusetts 7.57%                                                                                         7,920,022
Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy & Allied
Hlth Science                                              5.750     07-01-33     BBB            1,000       1,069,150
Rev Resource Recovery Ogden Haverhill
Proj Ser 1998B                                            5.500     12-01-19     BBB            1,700       1,742,143
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                   9.200     12-15-31     BB             2,500       3,041,050
Rev Jordan Hosp Ser 2003E                                 6.750     10-01-33     BBB-           1,000       1,109,530
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                            8.000     09-01-27     BB               900         958,149

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                       Interest     Maturity     Credit     Par value
State, issuer, description                                 rate     date         rating (A)     (000)           Value
Michigan 5.35%                                                                                             $5,600,059
Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A                               6.000%    07-01-35     BBB           $1,000       1,086,820
Midland County Economic
Development Corp,
Rev Ref Ltd Oblig Ser 2000A                               6.875     07-23-09     BB-            1,500       1,575,885
Waterford, Township of,
Rev Ref Ltd Oblig Canterbury Hlth (G)                     6.000     01-01-39     B+             3,605       2,937,354

Missouri 1.03%                                                                                              1,082,720
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs                  7.000     10-01-21     BBB+           1,000       1,082,720

Nevada 4.01%                                                                                                4,191,370
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)                  7.375     01-01-40     BB-            1,000       1,049,570
Rev Las Vegas Monorail Proj 2nd Tier (G)                  7.250     01-01-23     BB-            1,000       1,052,480
Rev Las Ventanas Retirement Proj
Ser 2004A (G)                                             7.000     11-15-34     BB+            2,000       2,089,320

New Jersey 6.92%                                                                                            7,246,578
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing
Series 1996A (G)(H)                                       9.875     01-01-21     D              1,500         189,750
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj
Ser 1995J (G)(H)                                          8.500     11-01-23     D              2,500       2,356,250
New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)               8.000     07-01-27     BB             1,250       1,320,438
Rev Ref St Peters Univ Hosp Ser 2000A                     6.875     07-01-30     BBB+           1,000       1,108,230
New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond                                     6.375     06-01-32     BBB            1,000       1,140,400
Rev Asset Backed Bond                                     6.250     06-01-43     BBB            1,000       1,131,510

New York 2.51%                                                                                              2,625,320
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)                                             6.250     03-01-15     BB             2,000       2,125,320
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser 2000C (P)                           2.260     06-15-33     AA+              500         500,000

Oklahoma 1.00%                                                                                              1,047,850
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                                     7.750     06-01-35     B-             1,000       1,047,850

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                       Interest     Maturity     Credit     Par value
State, issuer, description                                 rate     date         rating (A)     (000)           Value
Oregon 2.72%                                                                                               $2,842,756
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)                                             7.125%    01-01-21     BBB-          $2,800       2,842,756

Puerto Rico 4.00%                                                                                           4,190,235
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                               7.300     07-01-18     Aaa            3,500       4,190,235

Rhode Island 0.45%                                                                                            475,616
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002 (G)                                      6.875     05-01-22     BB               445         475,616

South Dakota 2.09%                                                                                          2,185,420
South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset Backed
Bond Ser 2002B                                            6.500     06-01-32     BBB            2,000       2,185,420

Tennessee 1.14%                                                                                             1,192,580
Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth
Ser 2000A                                                 7.500     07-01-33     BBB+           1,000       1,192,580

Texas 4.60%                                                                                                 4,809,174
Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj                    6.300     07-01-32     BBB-             150         162,808
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A                                                 7.700     04-01-33     BBB-           1,000       1,203,030
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj                                            8.000     04-01-28     Ba2            2,100       2,403,366
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj                          7.250     01-01-31     B1             1,000       1,039,970

Utah 0.76%                                                                                                    792,161
Carbon, County of,
Rev Ref Sunnyside Cogeneration
Ser 1999A (G)                                             7.100     08-15-23     BB               700         706,846
Rev Ref Sunnyside Cogeneration
Ser 1999B (G)                                              Zero     08-15-24     BB               290          85,315

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                       Interest     Maturity     Credit     Par value
State, issuer, description                                 rate     date         rating (A)     (000)           Value
Virginia 3.36%                                                                                             $3,511,350
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B                        Zero     08-15-19     BB-           $5,000       2,305,700
Rev Toll Rd Cap Apprec Sr Ser 1998B                        Zero     08-15-30     BB-            5,000       1,205,650

Washington 1.02%                                                                                            1,070,040
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                     6.500%    06-01-26     BBB              965       1,070,040


                                                                             Interest       Par value
Issuer, description, maturity date                                               rate            (000)          Value
Short-term investments 0.05%                                                                                  $55,000
(Cost $55,000)

Joint Repurchase Agreement 0.05%                                                                               55,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 8-31-05, due 9-1-05 (secured by
U.S. Treasury Inflation Indexed Note 1.875%,
due 7-15-13)                                                                    3.550%            $55          55,000

Total investments 100.21%                                                                                $104,854,529

Other assets and liabilities, net (0.21%)                                                                   ($216,118)

Total net assets 100.00%                                                                                 $104,638,411


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(N) This security having an aggregate value of $1,015,320 or 0.97% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $1,172,900 of Atlanta, City of, 6.801%, 11-1-19 has been segregated to cover the when-issued commitment.

(P) Represents rate in effect on August 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $98,588,836)                          $104,854,529
Cash                                                                      263
Interest receivable                                                 1,973,497
Other assets                                                           36,227

Total assets                                                      106,864,516

Liabilities
Payable for investments purchased                                   1,000,000
Payable for shares repurchased                                      1,050,370
Dividends payable                                                      13,318
Payable to affiliates
Management fees                                                        55,535
Distribution and service fees                                           7,446
Other                                                                   8,522
Other payables and accrued expenses                                    90,914

Total liabilities                                                   2,226,105

Net assets
Capital paid-in                                                   114,248,527
Accumulated net realized loss on investments
and swap contracts                                                (15,862,572)
Net unrealized appreciation of investments                          6,265,693
Distributions in excess of net investment income                      (13,237)

Net assets                                                       $104,638,411

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($71,729,796 [DIV] 8,320,766 shares)                            $8.62
Class B ($24,418,582 [DIV] 2,832,515 shares)                            $8.62
Class C ($8,490,033 [DIV] 984,862 shares)                               $8.62

Maximum offering price per share
Class A 1 ($8.62 [DIV] 95.5%)                                            $9.03

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period stated.

Investment income
Interest                                                           $6,616,489

Total investment income                                             6,616,489

Expenses
Investment management fees                                            645,373
Class A distribution and service fees                                 175,569
Class B distribution and service fees                                 276,887
Class C distribution and service fees                                  81,014
Transfer agent fees                                                    78,453
Registration and filing fees                                           46,513
Professional fees                                                      39,427
Custodian fees                                                         38,730
Miscellaneous                                                          33,909
Printing                                                               32,116
Accounting and legal services fees                                     25,268
Trustees' fees                                                          6,527
Interest                                                                1,806

Total expenses                                                      1,481,592
Less expense reimbursements                                            (4,116)

Net expenses                                                        1,477,476

Net investment income                                               5,139,013
Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           122,189
Swap contracts                                                       (199,951)

Change in net unrealized appreciation (depreciation)
of investments                                                      4,457,342

Net realized and unrealized gain                                    4,379,580

Increase in net assets from operations                             $9,518,593

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                     Year               Year
                                                    ended              ended
                                                  8-31-04            8-31-05
Increase (decrease) in net assets
From operations

Net investment income                          $6,088,182         $5,139,013

Net realized loss                              (2,306,107)           (77,762)
Change in net unrealized
appreciation (depreciation)                     3,994,411          4,457,342

Increase in net assets
resulting from operations                       7,776,486          9,518,593

Distributions to shareholders
From net investment income
Class A                                        (3,926,681)        (3,564,899)
Class B                                        (1,700,430)        (1,218,785)
Class C                                          (347,129)          (349,848)
                                               (5,974,240)        (5,133,532)
From Fund share transactions                   (7,814,610)        (7,308,353)

Net assets
Beginning of period                           113,574,067        107,561,703

End of period 1                              $107,561,703       $104,638,411

1 Distributions in excess of net investment income of $12,097 and $13,237, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                           8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                      $8.60         $8.82           $8.43       $8.14       $8.27
Net investment income 3                   0.52          0.53            0.51        0.47        0.43
Net realized and unrealized
gain (loss) on investments                0.22         (0.40)          (0.29)       0.12        0.35
Total from investment operations          0.74          0.13            0.22        0.59        0.78
Less distributions
From net investment income               (0.52)        (0.52)          (0.51)      (0.46)      (0.43)
Net asset value, end of period           $8.82         $8.43           $8.14       $8.27       $8.62
Total return 4 (%)                        8.88 5        1.56 5          2.63 5      7.41 5      9.64

Ratios and supplemental data
Net assets,
end of period (in millions)                $59           $74             $71         $69         $72
Ratio of expenses
to average net assets (%)                 1.05          1.08            1.09        1.09        1.14
Ratio of adjusted expenses
to average net assets 6 (%)               1.08          1.09            1.11        1.10          --
Ratio of net investment income
to average net assets (%)                 6.00          6.26            6.16        5.67        5.09
Portfolio turnover (%)                      49            52              35          57          65

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                           8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                      $8.60         $8.82           $8.43       $8.14       $8.27
Net investment income 3                   0.46          0.46            0.45        0.41        0.37
Net realized and unrealized
gain (loss) on investments                0.22         (0.40)          (0.30)       0.12        0.35
Total from investment operations          0.68          0.06            0.15        0.53        0.72
Less distributions
From net investment income               (0.46)        (0.45)          (0.44)      (0.40)      (0.37)
Net asset value, end of period           $8.82         $8.43           $8.14       $8.27       $8.62
Total return 4 (%)                        8.12 5        0.81 5          1.87 5      6.62 5      8.84

Ratios and supplemental data
Net assets,
end of period (in millions)                $65           $46             $37         $31         $24
Ratio of expenses
to average net assets (%)                 1.76          1.83            1.84        1.83        1.87
Ratio of adjusted expenses
to average net assets 6 (%)               1.79          1.84            1.86        1.84          --
Ratio of net investment income
to average net assets (%)                 5.30          5.51            5.41        4.93        4.35
Portfolio turnover (%)                      49            52              35          57          65

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                             8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $8.60         $8.82           $8.43       $8.14       $8.27
Net investment income 3                     0.45          0.46            0.44        0.40        0.36
Net realized and unrealized
gain (loss) on investments                  0.22         (0.40)          (0.29)       0.13        0.36
Total from investment operations            0.67          0.06            0.15        0.53        0.72
Less distributions
From net investment income                 (0.45)        (0.45)          (0.44)      (0.40)      (0.37)
Net asset value, end of period             $8.82         $8.43           $8.14       $8.27       $8.62
Total return 4 (%)                          8.07 5        0.81 5          1.87 5      6.61 5      8.82

Ratios and supplemental data
Net assets,
end of period (in millions)                   $2            $4              $6          $8          $8
Ratio of expenses
to average net assets (%)                   1.80          1.83            1.84        1.83        1.89
Ratio of adjusted expenses
to average net assets 6 (%)                 1.83          1.84            1.86        1.84          --
Ratio of net investment income
to average net assets (%)                   5.25          5.51            5.38        4.88        4.33
Portfolio turnover (%)                        49            52              35          57          65


1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock High Yield Municipal Bond Fund (the "Fund") is a non-diversified series of John Hancock Municipal Securities Trust (formerly known as John Hancock Tax-Free Bond Trust), an open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of
the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no interest rate swap contracts open on August 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $15,063,532 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2006 -- $3,041,181, August 31, 2008 -- $3,756,798, August 31, 2010 -- $1,227,272,
August 31, 2011 -- $2,540,698, August 31, 2012 -- $2,816,241 and August 31,
2013 -- $1,681,342. Net capital losses of $759,643 that are attributable to security transactions incurred after October 31, 2004, are treated as arising on September 1, 2005, the first day of the Fund's next taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $17,345 and $5,956,895 exempt income. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $53,805 and $5,079,727 exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2005, the components of distributable earnings on a tax basis included $25,441 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions  with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $4,116, which had no impact on the Fund's ratio of expenses to average net assets, for the year ended August 31, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2005, JH Funds received net up-front sales charges of $78,044 with regard to sales of Class A shares. Of this amount, $9,480 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $65,120 was paid as sales commissions to unrelated broker-dealers and $3,444 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2005, CDSCs received by JH Funds amounted to $38,390 for Class B shares and $180 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total monthly transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $25,268. The Fund also paid the Adviser the amount of $420 for certain publishing services, included in the printing fees and the amount of $1,627 for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated

Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04            Year ended 8-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,445,419     $11,968,985     1,023,721      $8,659,320
Distributions reinvested     225,171       1,857,861       212,857       1,801,833
Repurchased               (2,109,829)    (17,401,294)   (1,218,295)    (10,304,347)
Net increase (decrease)     (439,239)    ($3,574,448)       18,283        $156,806

Class B shares
Sold                         530,994      $4,390,478       236,794      $1,994,283
Distributions reinvested      99,226         818,918        62,071         524,794
Repurchased               (1,408,670)    (11,614,105)   (1,213,993)    (10,270,483)
Net decrease                (778,450)    ($6,404,709)     (915,128)    ($7,751,406)

Class C shares
Sold                         474,756      $3,921,777       180,305      $1,525,965
Distributions reinvested      21,853         180,224        21,398         181,122
Repurchased                 (236,547)     (1,937,454)     (168,377)     (1,420,840)
Net increase                 260,062      $2,164,547        33,326        $286,247

Net decrease                (957,627)    ($7,814,610)     (863,519)    ($7,308,353)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2005, aggregated $68,126,841 and $74,345,177, respectively.

The cost of investments owned on August 31, 2005, including short-term investments, for federal income tax purposes, was $98,371,513. Gross unrealized appreciation and depreciation of investments aggregated $9,150,462 and $2,667,446, respectively, resulting in net unrealized appreciation of $6,483,016. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $726,671, an increase in distributions in excess of net investment income of $6,621 and a decrease in capital paid-in of $720,050. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, accretion of discount on debt securities and expiring capital loss carryover. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Note F
Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 10,144,926 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                      WITHHELD
                                    FOR              AUTHORITY
--------------------------------------------------------------
James F. Carlin                     9,927,148          217,778
Richard P. Chapman, Jr.             9,927,972          216,954
William H. Cunningham               9,921,695          223,231
Ronald R. Dion                      9,927,972          216,954
Charles L. Ladner                   9,929,122          215,804
Dr. John A. Moore                   9,927,972          216,954
Patti McGill Peterson               9,927,148          217,778
Steven R. Pruchansky                9,926,345          218,581
James A. Shepherdson*               9,929,122          215,804

*Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in
Independent Auditor (unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ending August 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock High Yield Municipal Bond Fund (the "Fund"), including the schedule of investments as of August 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended August 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, and the results of its operations and the changes in its net assets and its financial highlights for the respective stated periods is in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 7, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2005.

None of the 2005 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 98.95% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 11.42%. None of the income dividends were derived from U.S. Treasury bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
High Yield Municipal
Bond Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Municipal Securities Trust, (formerly John Hancock Tax-Free Bond Trust) (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock High Yield Municipal Bond Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the

Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was higher than or not appreciably below the median and average performance of its Universe and the performance of one of its benchmark indexes, the Lipper High Yield Municipal Debt Funds Index, for the time periods under review. The Board also noted that the Fund performed lower than its other benchmark index, the Lehman Municipal Bond Index, over the longer-term periods, as did the Universe and the Lipper High Yield Municipal Debt Funds Index. The Board noted that the Fund's more recent performance was higher than or not appreciably below the performance of the Lehman Municipal Bond Index.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group's and Universe's median total operating expense ratio. The Board also noted that the most significant contributors to such difference were the Fund's other non-management fees, transfer agency and custodian expenses. The Board favorably considered the Adviser's and transfer agent's commitment to developing initiatives designed to reduce their overall fees and expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's performance and plans to reduce the Fund's overall fees and expenses supported the re-approval of the Advisory Agreements.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Ronald R. Dion, Born: 1946                                                                  1998                53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940                                                                 1994                53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1987                148
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


33


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1              by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1987                148
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner, 2 Born: 1938                                                             1994                148
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore, 2 Born: 1939                                                                 2005                53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee 3
James R. Boyle, Born: 1959                                                                  2005                148
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).


34


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; President, John Hancock Trust;
Chairman and President, NM Capital Management, Inc. (NM Capital) (since
2005); Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); Executive Vice President, John Hancock Funds
(until 2005).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds; Assistant Treasurer of each of the John
Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947                                                                                2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments --
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments -- Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955                                                                                      2005
Executive Vice President and Chief Financial Officer
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign Asset
Management Corp., the Berkeley Financial Group, LLC and John Hancock Funds,
LLC (since 2005); Vice President and General Manager, Fixed Annuities, U.S.
Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (July 2000 thru September 2004).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

---------------------------------------------------------
Allocation            Allocation Growth + Value Portfolio
                      Allocation Core Portfolio

---------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

---------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

---------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

---------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

---------------------------------------------------------

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet  www.jhfunds.com

Mail            Regular mail:                      Express mail:

John Hancock    John Hancock
                Signature Services, Inc.           Signature Services, Inc.
                1 John Hancock Way, Suite 1000     Mutual Fund Image Operations
                Boston, MA 02217-1000              380 Stuart Street
                                                   Boston, MA 02116

Phone           Customer service representatives   1-800-225-5291
                24-hour automated information      1-800-338-8080
                TDD line                           1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
High Yield Municipal Bond Fund.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

5900A   8/05
       10/05

JOHN HANCOCK
Tax-Free
Bond Fund

8.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 22

Trustees & officers
page 39

For more information
page 45


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of its mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ KEITH F. HARTSTEIN

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of interest
income exempt from
federal income taxes
as is consistent with
preservation of
capital by normally
investing at least
80% of its assets
in tax-exempt debt
obligations of
any maturity.

Over the last twelve months

* Municipal bonds rallied, outpacing the broad taxable bond market.

* The Fund outperformed its benchmark index and peer group average thanks to favorable security selection and greater interest rate sensitivity.

* Top-performing sectors included tobacco, education and transportation bonds.

[Bar chart with heading "John Hancock Tax-Free Bond Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.72% total return for Class A. The second bar represents the 5.93% total return for Class B. The third bar represents the 5.93% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.2%   Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%
 3.4%   Puerto Rico, Commonwealth of, 7-1-11, 8.970%
 3.3%   Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero
 3.2%   Puerto Rico Highway and Transportation Auth, 1-1-08, 8.732%
 3.0%   Madera, County of, 3-15-15, 6.500%
 2.1%   South Dakota Educational Enhancement Funding Corp, 6-1-32, 6.500%
 2.0%   San Bernardino, County of, 8-1-17, 5.500%
 1.8%   Massachusetts, Commonwealth of, 12-1-24, 5.500%
 1.8%   San Joaquin Hills Transportation Corridor Agency, 1-15-17, Zero
 1.7%   Port Auth of New York and New Jersey, 10-1-19, 6.750%

As a percentage of net assets on August 31, 2005.

BY DIANNE SALES, CFA, FRANK A. LUCIBELLA AND BARRY EVANS, CFA,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Tax-Free Bond Fund

Frank Lucibella, who was a member of the portfolio management team from 1988 to 2002, recently rejoined John Hancock and the portfolio management team.

Municipal bonds continued to perform well during the year ended August 31, 2005, outpacing the broad taxable bond market. The Lehman Brothers Municipal Bond Index returned 5.31% for the 12-month period, while the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.15%.

The U.S. economy grew at a solid rate over the past year, reflecting resilient consumer spending, increasing capital expenditures and improving job growth. In view of this steady growth, the Federal Reserve raised short-term interest rates eight times during the 12-month period, increasing its federal funds rate target from 1.5% to 3.5%. Short-term bond yields rose in concert with the Fed rate hikes, but longer-term yields remained relatively low. Despite a dramatic swing in oil prices, long-term bond investors grew confident that the Fed's measured approach would keep inflation in check.

Lower-rated municipal bonds outperformed higher-quality issues during the one-year period. A combination of strong demand from yield-hungry investors, improving credit quality and a declining supply of lower-grade bonds contributed to their outperformance. As a result, the gap between the yields of high-quality and lower-quality bonds compressed significantly during the 12-month period.

"Municipal bonds continued to
 perform well during the year
 ended August 31, 2005,
 outpacing the broad taxable
 bond market."

Municipal credit quality improved markedly across the board over the past year. The solid economic environment produced better sales tax revenues, while the strong housing market provided a lift to property tax revenues. In addition, many states and municipalities took advantage of relatively low interest rates to refinance their higher-yielding bonds, helping to lower their overall interest costs.

Fund performance

For the year ended August 31, 2005, John Hancock Tax-Free Bond Fund's Class A, Class B and Class C shares posted total returns of 6.72%, 5.93% and 5.93%, respectively, at net asset value. This performance comfortably outpaced the average general municipal debt fund, which returned 4.73%, according to Lipper, Inc.1 and the 5.31% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Dianne Sales, Frank Lucibella and Barry Evans flush right next to first paragraph.]

The key to the Fund's outperformance of its Lipper group average was our continued emphasis on yield and individual security selection. Diligent credit research enabled us to identify attractively valued securities with above-average yields and strong total-return prospects. Greater interest rate sensitivity also proved valuable as longer-term bonds rallied during the period.

Tobacco bonds smoked

The best-performing sector in the portfolio was tobacco bonds backed by the proceeds from a legal settlement between 46 states and the major tobacco companies. The Fund's tobacco holdings, which gained more than 28% as a group, comprised about 5% of the portfolio throughout the one-year period.

"The best-performing sector in the
 portfolio was tobacco bonds..."

Tobacco bonds benefited from a series of favorable litigation outcomes and the addition of another tobacco company to the settlement agreement. In addition, as their yields declined, tobacco bonds became candidates for refinancing -- several states began to pre-refund their tobacco bonds during the period, further elevating the sector's returns. In a pre-refunding, a municipality issues new bonds and invests the proceeds in Treasury securities until needed to pay off the older bonds. The Treasury-bond backing typically enhances the credit quality of the old bonds, which in turn has a positive impact on their value.

Tobacco bonds have been the performance leaders in the portfolio for the past two years. Nonetheless, we believe that these securities continue to provide attractive relative value, and we plan to maintain exposure to this segment of the municipal market.

[Table at top left-hand side of page entitled "Sector Distribution2." The first listing is Revenue bonds - Transportation 17%, the second is Revenue bonds - Other 17%, the third Revenue bonds - Health 14%, the fourth General obligation 13%, the fifth Revenue bonds - Industrial development 7%, the sixth Revenue bonds - Electric 7%, the seventh Revenue bonds - Tobacco 6%, the eighth Revenue bonds - Education 4%, the ninth Revenue bonds - Water & sewer 3%, the tenth Revenue bonds - Pollution 3%, the eleventh Revenue bonds - Special tax 2%, the twelfth Revenue bonds - Economic development 2%, the thirteenth Revenue bonds - Public facility 1%, the fourteenth Revenue bonds - Sales tax 1%, the fifteenth Revenue bonds - Housing 1%, and the sixteenth Revenue bonds - Correctional facility 1%.]

Education and transportation posted strong gains

Other sectors of the portfolio that fared well during the period included lower-grade credits in the education and transportation sectors. Among education bonds, we focused on BBB-rated bonds that financed higher education projects, such as dormitory construction.

The transportation sector includes bonds that finance airport projects, toll roads and transit. One of the portfolio's best performers was a bond issue backed by the Pocahontas Parkway, a toll road in Virginia. These bonds rallied sharply as traffic usage improved and a potential private buyer for the parkway emerged.

Essential-purpose bonds lagged

With lower-rated and longer-term bonds providing the best results during the one-year period, the laggards tended to be higher-quality bonds with stable revenue streams that did not benefit as much from the general improvement in credit quality. A typical example was essential-purpose bonds, which are backed by revenues from basic services like water and sewer.

[Pie chart at middle of page with heading "Portfolio diversification2." From top to bottom: Revenue bonds 86%, General obligation bonds 13% and Short-term investments & other 1%.]

Hurricane Katrina aftermath

At the end of the reporting period, Hurricane Katrina hit the Gulf Coast of the U.S., leaving a path of unprecedented flooding, destruction and chaos across portions of three states. In addition to the devastating human losses, the area faces enormous challenges to restore and rebuild its basic infrastructure. From an investment perspective, the portfolio has very limited exposure to this region -- no bonds from Alabama and Mississippi, and two securities (making up less than 1% of the portfolio) from Louisiana, both of which are insured.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation outcomes and refinancing." The second listing is Lower-quality bonds followed by an up arrow with the phrase "Boosted by improving credit quality and increased demand." The third listing is Shorter-term bonds followed by a down arrow with the phrase "Declined as the Fed raised short-term interest rates."]

Outlook

The aftereffects of Hurricane Katrina are likely to dampen economic growth in the coming months, which could lead the Fed to slow the pace of its rate hikes. However, we would also expect a slower economy to restrain overall inflation despite potential increases in the prices of oil and other commodities. These are all factors that augur well for the bond market.

"Municipal bonds are attractively
 valued relative to other segments of
 the bond market."

Municipal bonds are attractively valued relative to other segments of the bond market. As of August 31, 2005, the yield on a 30-year, AAA-rated general obligation bond was 99% of the yield on a Treasury bond of comparable maturity. This relative yield relationship provides strong value for the tax-exempt investor and could sustain the healthy demand for municipal securities by attracting non-traditional investors to the municipal market.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2005

                                           Class A      Class B      Class C
Inception date                              1-5-90     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      1.93%        0.93%        4.93%
Five years                                    4.44         4.29         4.60
Ten years                                     5.13         4.99           --
Since inception                                 --           --         3.76

Cumulative total returns with maximum sales charge (POP)
One year                                      1.93         0.93         4.93
Five years                                   24.24        23.37        25.20
Ten years                                    64.95        62.70           --
Since inception                                 --           --        26.72

SEC 30-day yield as of August 31, 2005
                                              3.96         3.40         3.41

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index

8-31-95        $10,000       $9,500      $10,000
9-30-95         10,057        9,604       10,063
2-29-96         10,663       10,183       10,487
8-31-96         10,682       10,201       10,524
2-28-97         11,202       10,697       11,064
8-31-97         11,691       11,164       11,497
2-28-98         12,370       11,813       12,076
8-31-98         12,749       12,174       12,491
2-28-99         12,956       12,372       12,818
8-31-99         12,630       12,061       12,563
2-29-00         12,509       11,945       12,533
8-31-00         13,273       12,675       13,399
2-28-01         13,868       13,243       14,100
8-31-01         14,586       13,928       14,770
2-28-02         14,457       13,806       15,064
8-31-02         14,926       14,253       15,692
2-28-03         15,204       14,519       16,219
8-31-03         15,031       14,353       16,184
2-29-04         16,168       15,439       17,240
8-31-04         16,187       15,458       17,335
2-28-05         16,699       15,946       17,750
8-31-05         17,273       16,495       18,255

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,255 as of August 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund, without sales charge (NAV), and is equal to $17,273 as of August 31, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Tax-Free Bond Fund, with sales charge, and is equal to $16,495 as of August 31, 2005.]

                                    Class B 1    Class C 1
Period beginning                    8-31-95       4-1-99
Tax-Free Bond Fund                  $16,270      $12,672
Index                                18,255       14,222

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,034.50                  $5.19
Class B               1,030.60                   8.93
Class C               1,030.60                   8.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,020.10                  $5.15
Class B               1,016.40                   8.87
Class C               1,016.40                   8.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.75% and 1.75% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2005

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Tax-exempt long-term bonds 99.12%                                                                    $521,234,398
(Cost $468,156,899)

Arizona 1.45%                                                                                           7,643,342
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)                  8.200%    06-01-21     D             $2,150             215
Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B                      6.200     12-01-30     Aaa            1,030       1,111,967
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)                     7.200     06-01-27     B              1,000       1,046,660
Phoenix Civic Improvment Corp,
Rev Wastewater Sys Jr Lien                            6.000     07-01-24     AAA            2,000       2,266,940
Salt River Project Agricultural Improvement
& Power District,
Rev Salt River Project Ser 2005A                      5.000     01-01-35     AA             3,000       3,217,560

Arkansas 0.20%                                                                                          1,043,610
Northwest Regional Airport Auth,
Rev Ref Airport Sys                                   5.250     02-01-23     A              1,000       1,043,610

California 21.24%                                                                                     111,673,446
California, State of,
Gen Oblig Unltd                                       5.250     11-01-17     A              2,000       2,202,360
Gen Oblig Unltd                                       5.250     11-01-18     A              3,000       3,290,400
Gen Oblig Unltd                                       5.125     04-01-23     A              2,000       2,156,000
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                             Zero     01-15-25     BBB-           5,000       1,652,950
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A               Zero     01-01-19     AAA           30,000      17,371,500
Rev Toll Rd Sr Lien Ser 1995A                         6.000     01-01-16     AAA           19,800      22,161,744
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B                       5.375     06-01-28     A-             2,500       2,739,225
Madera, County of,
Rev Cert of Part Valley Childrens Hosp                6.500     03-15-15     AAA           13,185      15,735,770

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
California (continued)
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)                                         7.375%    09-01-27     BB            $1,750      $1,795,325
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)                                         6.250     01-01-30     BB+            4,000       4,214,640
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                 5.500     08-01-17     AAA            9,130      10,323,474
Rev Ref Cert of Part Med Ctr Fin Proj                 5.500     08-01-22     A              2,500       2,825,575
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)                                         5.750     09-01-23     BB                25          25,856
San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A (Zero to 1-15-07, then
5.650%) (O)                                            Zero     01-15-17     BB            10,000       9,411,600
Rev Toll Rd Jr Lien                                    Zero     01-01-10     AAA            6,250       5,421,250
Rev Toll Rd Sr Lien                                    Zero     01-01-14     AAA            5,000       3,656,700
Rev Toll Rd Sr Lien                                    Zero     01-01-17     AAA            4,900       3,114,097
Rev Toll Rd Sr Lien                                    Zero     01-01-20     AAA            2,000       1,105,380
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil
Ser 1994A                                             6.250     07-01-19     AAA            2,000       2,469,600

Colorado 0.80%                                                                                          4,222,350
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                            Zero     09-01-34     BBB-           7,000         963,480
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                            7.125     06-15-41     BB+            3,000       3,258,870

Delaware 0.62%                                                                                          3,237,450
Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares, Ser A-4 (S)              5.750     04-30-15     A3             3,000       3,237,450

Florida 7.00%                                                                                          36,782,197
Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)                               7.375     05-01-34     BB             1,500       1,617,615
Rev Spec Assessment (G)                               7.250     05-01-18     BB             1,000       1,076,760
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)                                         7.850     08-15-31     BBB-           3,500       3,650,185
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)                                         9.125     10-01-11     BBB            1,500       1,446,255

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Florida (continued)
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                        10.000%    10-01-33     BB            $5,000      $5,502,800
Rev Seminole Tribe Convention
Ser 2003A (G)                                         8.950     10-01-33     BB             3,000       3,279,480
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)                 7.100     05-01-30     BBB-           1,000       1,075,720
Hernando, County of,
Rev Criminal Justice Complex Fin                      7.650     07-01-16     AAA              500         670,720
Hillsborough County Industrial
Development Auth,
Rev Ref Tampa General Hosp Proj
Ser 2003A                                             5.250     10-01-24     Baa1           2,000       2,110,340
Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)                     6.000     05-01-24     BB             1,750       1,837,815
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare                       5.750     12-01-32     A              1,000       1,077,800
Orange County School Board,
Rev Ref Cert of Part Ser 1997A                         Zero     08-01-13     Aaa            5,000       3,687,600
Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)                                         6.950     05-01-33     BB+            2,500       2,709,050
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D                  6.750     10-01-17     AA             2,200       2,710,224
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj                                   5.875     10-01-30     AA             1,260       1,385,282
South Miami Health Facilities Auth,
Rev Baptist Hlth South Florida Group                  5.200     11-15-28     AA-            2,000       2,096,120
Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)                     7.000     05-01-32     BB               500         540,110
Rev Spec Assessment Ser 2000B (G)                     6.450     05-01-10     BB               305         308,321

Georgia 4.67%                                                                                          24,561,067
Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)             5.600     01-01-30     BB+            1,000       1,017,620
Georgia Municipal Electric Auth,
Rev Preref Pwr Ser 1998Y                              6.500     01-01-17     AAA               60          72,716
Rev Ref Pwr Ser 1993BB                                5.700     01-01-19     A+             1,000       1,146,370
Rev Ref Pwr Ser 1993C                                 5.700     01-01-19     AAA            5,000       5,869,700
Rev Ref Pwr Ser 1993Z                                 5.500     01-01-20     AAA            5,840       6,673,368
Rev Ref Pwr Ser 1994EE                                7.250     01-01-24     AAA            2,000       2,819,180

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Georigia (continued)
Rev Ref Pwr Ser 1998Y                                 6.500%    01-01-17     AAA             $145        $176,469
Rev Unref Bal Pwr Ser 1998Y                           6.500     01-01-17     AAA            4,635       5,612,104
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A                            6.800     01-01-12     A              1,000       1,173,540

Illinois 4.88%                                                                                         25,679,885
Chicago Board of Education,
Gen Oblig Unltd Depriest Elem School Proj
Ser 2004H                                             5.500     12-01-22     AAA            1,000       1,126,490
Chicago, City of,
Gen Oblig Tax Alloc Jr Lien Pilsen Redev
Ser 2004B (G)                                         6.750     06-01-22     BBB            3,000       3,188,820
Glendale Heights Hospital,
Rev Ref Glendale Heights Proj Ser 1985B               7.100     12-01-15     AAA            1,895       2,262,005
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj                   5.850     01-15-14     AAA            3,000       3,450,810
Illinois Educational Facilities Auth,
Rev Edl Advancement Fund Univ Ctr Proj                6.250     05-01-30     Baa2           2,500       2,706,400
Rev Edl Advancement Fund Univ Ctr Proj                6.000     05-01-22     Baa2           1,000       1,082,120
Illinois Finance Auth,
Rev Ref Friendship Vlg Schaumburg
Ser 2005A                                             5.625     02-15-37     BB+            1,000       1,016,460
Rev Ref Resurrection Health
Ser 2005B (P)                                         2.320     05-15-35     AA+            4,050       4,050,000
Kane County Community School
District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A                   Zero     01-01-17     Aaa            4,705       2,901,856
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)                                   6.700     03-01-33     BBB-           1,000       1,062,030
Will County Community Unit School
District No. 365,
Gen Oblig Unltd Ref                                    Zero     11-01-21     AAA            5,780       2,832,894

Indiana 1.03%                                                                                           5,400,830
Indiana Transportation Finance Auth,
Rev Ref Hwy Ser 2004B                                 5.500     12-01-19     AAA            1,000       1,174,790
Jasper Hospital Auth,
Rev Ref Memorial Hosp Ctr Proj                        5.500     11-01-32     AA             2,000       2,145,540
Wabash, County of,
Rev Solid Waste Disp Jefferson
Smurfit Corp Proj                                     7.500     06-01-26     B              2,000       2,080,500

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Kansas 0.29%                                                                                           $1,543,545
Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B                     5.000%    12-01-20     BBB-          $1,500       1,543,545

Kentucky 1.08%                                                                                          5,655,900
Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C
(Zero to 10-1-05, then 6.100%) (O)                     Zero     10-01-21     AAA            5,000       5,655,900

Lousiana 0.85%                                                                                          4,470,482
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B                   6.750     06-01-30     Aaa            1,080       1,134,032
Louisiana Environmental Facilities
Community Development Auth,
Rev Cap Projs & Equip Acquisition Prog                6.550     09-01-25     A              3,000       3,336,450

Maryland 0.93%                                                                                          4,898,305
Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)                     5.350     07-01-34     BB+              500         509,745
Municipal Mortgage & Equity, LLC,
Bond (S)                                              6.875     06-30-49     A3             4,000       4,388,560

Massachusetts 4.22%                                                                                    22,215,837
Massachusetts Development
Finance Agency,
Rev Boston Univ Ser 1999P                             6.000     05-15-59     BBB+           1,000       1,231,190
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)                                         9.200     12-15-31     BB             3,500       4,257,470
Rev Ref Partners Healthcare
Sys Ser 2001C                                         5.750     07-01-32     AA-            2,000       2,217,160
Massachusetts Housing Finance Agency,
Rev Ser 2003B                                         4.700     12-01-16     AA-            1,000       1,014,910
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties (G)                                  8.000     09-01-27     BB             1,455       1,549,008
Massachusetts Special Obligation
Dedicated Tax, Rev                                    5.250     01-01-26     AAA            2,000       2,234,140
Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A                               6.375     02-01-15     AAA               75          75,959
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C                         5.500     12-01-24     AAA            8,000       9,636,000

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Michigan 1.89%                                                                                         $9,937,875
Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A                           6.000%    07-01-35     BBB           $1,000       1,086,820
Michigan Hospital Finance Auth,
Rev Ref Genesys Hlth Sys Ser 1995A                    8.100     10-01-13     AAA            3,000       3,072,810
Midland County Economic
Development Corp,
Rev Ref Ltd Oblig Ser 2000A                           6.875     07-23-09     BB-            5,500       5,778,245

Minnesota 1.76%                                                                                         9,231,470
St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A                                             5.875     05-01-30     Aaa            2,000       2,218,860
St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj                              6.000     11-15-35     BB+            1,000       1,087,510
University of Minnesota,
Rev Ref Ser 1996A                                     5.500     07-01-21     AA             5,000       5,925,100

Missouri 0.61%                                                                                          3,207,360
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs              7.000     10-01-21     BBB+           1,000       1,082,720
Missouri Health & Educational Facilties Auth,
Rev BJC Hlth Sys                                      5.125     05-15-25     AA             2,000       2,124,640

Nebraska 0.27%                                                                                          1,425,900
Omaha Public Power District,
Rev Elec Sys Ser 1992B                                6.200     02-01-17     Aa2            1,200       1,425,900

Nevada 1.00%                                                                                            5,263,211
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)              7.375     01-01-40     BB-            2,000       2,099,140
Rev Las Ventanas Retirement Proj
Ser 2004A (G)                                         7.000     11-15-34     BB+            3,000       3,133,980
Nevada Housing Division,
Rev Ref Single Family Prog Sr Ser 1990C               7.850     10-01-15     AA-                5           5,012
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A                     6.750     07-01-09     AA                25          25,079

New Hampshire 0.26%                                                                                     1,377,925
New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj                                       6.000     10-01-24     A+             1,250       1,377,925

New Jersey 3.89%                                                                                       20,480,767
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing
Ser 1996A (G)(H)                                      9.875     01-01-21     D              1,100         139,150

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
New Jersey (continued)
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens
Ser 1996A                                             8.500%    11-01-16     Aaa             $100        $108,285
Rev Cigarette Tax                                     5.500     06-15-24     BBB            3,000       3,186,210
Rev Ref Holt Hauling Proj
Ser 1995J (G)(H)                                      8.500     11-01-23     D              2,500       2,356,250
Rev Ref Newark Airport Marriot Hotel                  7.000     10-01-14     Ba3            2,000       2,068,780
New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)           8.000     07-01-27     BB             1,120       1,183,112
New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond                                 6.750     06-01-39     BBB            5,000       5,832,000
Rev Asset Backed Bond                                 6.250     06-01-43     BBB            4,000       4,526,040
Newark, City of,
Gen Oblig Unltd Ref                                   5.000     10-01-15     Aaa            1,000       1,080,940

New Mexico 0.40%                                                                                        2,096,380
Farmington, City of,
Rev Ref Poll Control Tucson Elec Pwr Co
Ser 1997A                                             6.950     10-01-20     B+             2,000       2,096,380

New York 9.91%                                                                                         52,135,661
Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys
Ser 1999A                                             5.350     01-01-12     AAA              510         561,158
Erie County Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond Ser 2005A                   5.000     06-01-38     BBB            1,750       1,738,415
Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001B                                       5.875     11-01-11     A3               790         865,445
New York, City of,
Gen Oblig Unltd Ser 1993A (P)                         2.260     08-01-16     AA+            4,700       4,700,000
Gen Oblig Unltd Ser 2004G                             5.000     12-01-21     A+             5,000       5,331,300
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)                                         6.250     03-01-15     BB             2,000       2,125,320
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                    6.000     06-15-33     AA+              365         414,760
Rev Unref Bal Wtr & Swr Sys Ser 2000B                 6.000     06-15-33     AA+              375         422,944
Rev Wtr & Swr Sys Ser 1999A                           5.500     06-15-32     AAA            2,000       2,164,880

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
New York (continued)
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%) (O)                     Zero     11-01-29     AAA           $5,000      $4,005,200
Rev Ref Future Tax Sec Ser 2003B                      5.250%    08-01-15     AAA            2,000       2,225,500
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation
Ser 1993A                                             5.750     07-01-09     AA-            1,000       1,080,580
Rev Preref Ser 1990B                                  7.500     05-15-11     AA-              160         186,981
Rev Ref Ser 2002B                                     5.250     11-15-23     AA-            2,000       2,192,200
Rev Ref State Univ Edl Facil Ser 1993A                5.500     05-15-19     AA-            1,000       1,157,880
Rev Unref Bal Ser 1990B                               7.500     05-15-11     AA-              265         303,690
New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)                             11.533     06-15-11     AAA            2,000       2,837,840
New York State Housing Finance Agency,
Rev Ref State Univ Construction
Ser 1986A                                             8.000     05-01-11     AAA            2,000       2,342,180
New York State Thruway Auth,
Rev Ref Ser 2005B (N)                                 5.500     04-01-20     AAA            3,500       4,122,545
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                      5.500     07-15-18     AAA            1,000       1,126,080
Rev Ref Spec Proj KIAC Partners Ser 4 (G)             6.750     10-01-19     BBB            8,700       9,153,183
Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond (Zero to 7-15-09,
then 6.950%) (O)                                       Zero     07-15-39     BBB            2,000       2,069,640
Rev Ref Asset Backed Bond                             5.125     06-01-38     BBB            1,000       1,007,940

North Carolina 0.93%                                                                                    4,884,930
North Carolina Eastern Municipal
Power Agency,
Rev Ref Pwr Sys Ser 2003C                             5.375     01-01-17     BBB            2,000       2,136,480
North Carolina Municipal Power
Agency Number 1,
Rev Catawba Elec Ser 2003A                            5.250     01-01-19     AAA            2,500       2,748,450

Ohio 1.32%                                                                                              6,930,530
Akron, City of,
Rev Cert of Part Akron Municipal
Baseball Stadium                                      6.900     12-01-16     A+             1,000       1,067,600
Rev Ref Cert of Part                                  5.000     12-01-15     AAA            1,000       1,087,860
Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A                                             6.000     01-01-20     A+             1,500       1,695,645
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A                                             5.750     01-01-25     A+             2,500       2,737,025

See notes to
financial statements.


17


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Ohio (continued)
Student Loan Funding Corp,
Rev Ref Cincinnati Ohio Student
Loan Sub Ser 1991B (G)                                8.875%    08-01-08     BBB-            $340        $342,400

Oklahoma 0.40%                                                                                          2,095,700
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                                 7.750     06-01-35     B-             2,000       2,095,700

Oregon 0.64%                                                                                            3,350,391
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)                                         7.125     01-01-21     BBB-           3,300       3,350,391

Pennsylvania 4.38%                                                                                     23,029,703
Allegheny County Industrial
Development Auth,
Rev Ref Environmental Impt Ser 1994A                  6.700     12-01-20     BBB+           5,000       5,070,350
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)(P)            5.600     07-01-23     BB             1,000       1,053,750
Carbon County Industrial
Development Auth,
Rev Ref Resource Recovery Panther Creek
Partners Proj                                         6.700     05-01-12     BBB-           4,960       5,448,213
Delaware County Industrial
Development Auth,
Rev Ref Resource Recovery Facil
Ser 1997A                                             6.100     07-01-13     BBB            5,000       5,272,200
Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)               7.000     06-01-26     BB             1,250       1,285,025
Lehigh, County of,
Rev Ref St Lukes Hosp Bethlehem                       5.250     08-15-23     BBB            1,500       1,578,600
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)                  7.750     12-01-17     B+             3,250       3,321,565

Puerto Rico 9.67%                                                                                      50,873,502
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                     9.120     07-01-11     AAA            6,500       8,259,420
Rev Ref Pars & Inflos (Gtd)                           6.000     07-01-11     AAA              200         227,068
Puerto Rico Highway and
Transportation Auth,
Rev Ser PA 114 (G)(K)(P)                              8.732     01-01-08     AAA           13,130      16,659,607
Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)                   5.250     07-01-20     BBB            2,000       2,255,980
Rev Unref Bal Gov't Facils Ser 2002D (Gtd)            5.250     07-01-36     BBB            2,000       2,128,760
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                           7.300     07-01-18     Aaa            2,915       3,489,867
Rev Inverse Floater (P)                               8.970     07-01-11     AAA           14,000      17,852,800

See notes to
financial statements.


18


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Rhode Island 0.20%                                                                                     $1,068,800
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002A (G)                                         6.875%    05-01-22     BB            $1,000       1,068,800

South Carolina 0.87%                                                                                    4,577,860
Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike                      5.250     12-01-29     A              2,000       2,106,140
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)                7.375     02-01-07     BB-            1,110       1,114,207
South Carolina Jobs-Economic
Development Auth,
Rev South Carolina Elec & Gas Co Proj
Ser 2002A                                             5.200     11-01-27     AAA            1,250       1,357,513

South Dakota 2.08%                                                                                     10,927,100
South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset Backed
Bond Ser 2002B                                        6.500     06-01-32     BBB           10,000      10,927,100

Tennessee 1.46%                                                                                         7,687,945
Humphreys County Industrial
Development Board,
Rev E.I. Dupont Denemours & Co Proj                   6.700     05-01-24     AA-            6,500       6,678,815
Metropolitan Knoxville Airport Auth,
Rev Northwest Airlines Proj (G)                       8.000     04-01-32     CCC+           1,000       1,009,130

Texas 2.46%                                                                                            12,947,061
Austin, City of,
Rev Ref Combined Util Sys Ser 1998                    6.750     11-15-10     AAA            3,125       3,624,938
Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj                6.300     07-01-32     BBB-           1,000       1,085,390
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A                                             7.700     04-01-33     BBB-           1,500       1,804,545
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A                                              Zero     09-15-16     AAA              900         567,648
Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj                         8.250     11-01-31     BB             2,000       2,135,440
Rev Ref Valero Energy Corp Proj
Ser 1997B                                             5.400     04-01-18     BBB            2,500       2,626,100
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B                                             6.150     08-01-22     BBB-           1,000       1,103,000

See notes to
financial statements.


19


FINANCIAL STATEMENTS


                                                   Interest     Maturity     Credit     Par value
State, issuer, description                             rate     date         rating (A)     (000)           Value
Utah 0.43%                                                                                             $2,242,656
Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp
Dist No. 2002-1 (G)                                   7.000%    12-01-18     BBB-            $965       1,004,526
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A                        8.125     05-15-15     AAA            1,000       1,238,130

Virgin Islands 0.20%                                                                                    1,031,110
Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)                                   5.500     07-01-17     BB+            1,000       1,031,110

Virginia 1.13%                                                                                          5,933,450
Pittsylvania County Industrial
Development Auth,
Rev Exempt Facil Ser 1994A (G)                        7.550     01-01-19     BB             3,500       3,627,750
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B                    Zero     08-15-19     BB-            5,000       2,305,700

Washington 3.04%                                                                                       15,996,293
King, County of,
Gen Oblig Unltd                                       5.000     12-01-16     AAA            5,860       6,401,757
Seattle, Port of,
Rev Northwest Airlines Proj (G)                       7.250     04-01-30     CCC+           1,700       1,584,247
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B                  7.125     07-01-16     AA-            1,500       1,921,695
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                 6.500     06-01-26     BBB            4,405       4,884,484
Washington, State of,
Gen Oblig Unltd Ser 1990A                             6.750     02-01-15     AA             1,000       1,204,110

West Virginia 0.66%                                                                                     3,472,572
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr                    6.750     09-01-22     A2             2,400       2,801,928
Rev Unref Bal Charleston Area Med Ctr                 6.750     09-01-22     A2               600         670,644

See notes to
financial statements.

20


FINANCIAL STATEMENTS

                                                                          Interest      Par value
Issuer, description, maturity date                                            rate          (000)           Value
Short-term investments 0.02%                                                                             $114,000
(Cost $114,000)

Joint Repurchase Agreement 0.02%                                                                          114,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley -- Dated 8-31-05, due 9-1-05
(secured by U.S. Treasury Inflation Indexed Note 1.875%,
due 7-15-13)                                                                 3.550%          $114         114,000

Total investments 99.14%                                                                             $521,348,398

Other assets and liabilities, net 0.86%                                                                $4,496,842

Total net assets 100.00%                                                                             $525,845,240

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy
    Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                       Value as a
                                                                       percentage
                                       Acquisition     Acquisition      of Fund's         Value as of
Issuer, description                           date            cost     net assets     August 31, 2005
------------------------------------------------------------------------------------------------------
Puerto Rico Highway and
Transportation Auth,
Rev Ser PA 114, 8.732%, 01-01-08          04-02-96     $14,925,160           3.17%        $16,659,607

(N) This security having an aggregate value of $4,122,545 or 0.78% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $4,152,529 of
    Foothill/Eastern Transportation Corridor Agency, 6.000%, 01-01-16 has been segregated to cover the when-issued commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,626,010 or 1.45% of the Fund's net assets as of August 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $468,270,899)                         $521,348,398
Cash                                                                      686
Receivable for investments sold                                     5,563,800
Receivable for shares sold                                             45,398
Interest receivable                                                 6,963,547
Other assets                                                          128,379

Total assets                                                      534,050,208

Liabilities
Payable for investments purchased                                   7,235,380
Payable for shares repurchased                                        344,795
Dividends payable                                                      66,113
Payable to affiliates
Management fees                                                       240,068
Distribution and service fees                                          21,862
Other                                                                  50,030
Other payables and accrued expenses                                   246,720

Total liabilities                                                   8,204,968

Net assets
Capital paid-in                                                   490,621,569
Accumulated net realized loss on investments
and swap contracts                                                (18,962,836)
Net unrealized appreciation of investments                         53,077,499
Accumulated net investment income                                   1,109,008

Net assets                                                       $525,845,240

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($487,134,752 [DIV] 46,792,376 shares)                         $10.41
Class B ($31,663,846 [DIV] 3,040,953 shares)                           $10.41
Class C ($7,046,642 [DIV] 676,870 shares)                              $10.41

Maximum offering price per share
Class A 1 ($10.41 [DIV] 95.5%)                                         $10.90

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $30,210,527

Total investment income                                            30,210,527

Expenses
Investment management fees                                          2,903,848
Class A distribution and service fees                               1,221,229
Class B distribution and service fees                                 345,856
Class C distribution and service fees                                  76,924
Transfer agent fees                                                   446,350
Miscellaneous                                                         149,013
Accounting and legal services fees                                    126,037
Custodian fees                                                        114,731
Printing                                                               67,595
Professional fees                                                      53,111
Registration and filing fees                                           46,226
Trustees' fees                                                         31,041
Interest                                                                4,894

Total expenses                                                      5,586,855
Less expense reductions                                               (22,760)

Net expenses                                                        5,564,095

Net investment income                                              24,646,432

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         3,226,757
Swap contracts                                                     (1,103,466)

Change in net unrealized appreciation (depreciation) of
Investments                                                         6,585,039
Swap contracts                                                        698,583

Net realized and unrealized gain                                    9,406,913

Increase in net assets from operations                            $34,053,345

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                  Year             Year
                                                 ended            ended
                                               8-31-04          8-31-05
Increase (decrease) in net assets
From operations

Net investment income                      $26,674,776      $24,646,432
Net realized gain                            4,640,066        2,123,291
Change in net unrealized
appreciation (depreciation)                  9,710,315        7,283,622

Increase in net assets resulting
from operations                             41,025,157       34,053,345

Distributions to shareholders
From net investment income
Class A                                    (24,379,687)     (22,837,910)
Class B                                     (1,815,148)      (1,357,766)
Class C                                       (313,768)        (301,960)
                                           (26,508,603)     (24,497,636)
From Fund share transactions               (40,356,658)     (21,658,393)

Net assets
Beginning of period                        563,788,028      537,947,924

End of period 1                           $537,947,924     $525,845,240

1 Includes accumulated net investment income of $1,114,300 and $1,109,008, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                              8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $10.30        $10.72          $10.40       $9.96      $10.22
Net investment income 3                      0.54          0.55            0.53        0.49        0.48
Net realized and unrealized
gain (loss) on investments                   0.44         (0.32)          (0.45)       0.26        0.19
Total from
investment operations                        0.98          0.23            0.08        0.75        0.67
Less distributions
From net investment income                  (0.54)        (0.54)          (0.52)      (0.49)      (0.48)
From net realized gain                      (0.02)        (0.01)             --          --          --
                                            (0.56)        (0.55)          (0.52)      (0.49)      (0.48)
Net asset value, end of period             $10.72        $10.40           $9.96      $10.22      $10.41
Total return 4 (%)                           9.89 5        2.33 5          0.70 5      7.70 5      6.72

Ratios and supplemental data
Net assets, end of period
(in millions)                                $548          $550            $507        $492        $487
Ratio of expenses
to average net assets (%)                    0.86          0.96            0.97        0.96        0.99
Ratio of adjusted expenses
to average net assets 6 (%)                  0.98          0.99            0.98        0.97          --
Ratio of net investment income
to average net assets (%)                    5.22          5.34            5.11        4.87        4.71
Portfolio turnover (%)                         24            22              23          49          32

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                              8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $10.30        $10.72          $10.40       $9.96      $10.22
Net investment income 3                      0.47          0.47            0.45        0.42        0.41
Net realized and unrealized
gain (loss) on investments                   0.44         (0.32)          (0.45)       0.26        0.18
Total from
investment operations                        0.91          0.15            0.00        0.68        0.59
Less distributions
From net investment income                  (0.47)        (0.46)          (0.44)      (0.42)      (0.40)
From net realized gain                      (0.02)        (0.01)             --          --          --
                                            (0.49)        (0.47)          (0.44)      (0.42)      (0.40)
Net asset value, end of period             $10.72        $10.40           $9.96      $10.22      $10.41
Total return 4 (%)                           9.07 5        1.57 5         (0.05) 5     6.89 5      5.93

Ratios and supplemental data
Net assets, end of period
(in millions)                                 $85           $60             $49         $39         $32
Ratio of expenses
to average net assets (%)                    1.61          1.71            1.72        1.72        1.74
Ratio of adjusted expenses
to average net assets 6 (%)                  1.73          1.75            1.73        1.73          --
Ratio of net investment income
to average net assets (%)                    4.47          4.59            4.36        4.11        3.96
Portfolio turnover (%)                         24            22              23          49          32

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                              8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $10.30        $10.72          $10.40       $9.96      $10.22
Net investment income 3                      0.45          0.47            0.45        0.42        0.41
Net realized and unrealized
gain (loss) on investments                   0.44         (0.32)          (0.45)       0.26        0.18
Total from investment operations             0.89          0.15            0.00        0.68        0.59
Less distributions
From net investment income                  (0.45)        (0.46)          (0.44)      (0.42)      (0.40)
From net realized gain                      (0.02)        (0.01)             --          --          --
                                            (0.47)        (0.47)          (0.44)      (0.42)      (0.40)
Net asset value, end of period             $10.72        $10.40           $9.96      $10.22      $10.41
Total return 4 (%)                           8.96 5        1.53 5         (0.05) 5     6.89 5      5.93

Ratios and supplemental data
Net assets, end of period
(in millions)                                  $3            $7              $8          $8          $7
Ratio of expenses
to average net assets (%)                    1.71          1.75            1.72        1.71        1.74
Ratio of adjusted expenses
to average net assets 6 (%)                  1.73            --            1.73        1.72          --
Ratio of net investment income
to average net assets (%)                    4.37          4.55            4.35        4.11        3.96
Portfolio turnover (%)                         24            22              23          49          32

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

NOTES
TO STATEMENTS

Note A Accounting policies

John Hancock Tax-Free Bond Fund (the "Fund") is a diversified series of John Hancock Municipal Securities Trust (formerly known as John Hancock Tax-Free Bond Trust), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers, LLC (the"Adviser"), in an unsecured line of credit with banks, which permits borrowings of "up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no interest rate swap contracts open on August 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $15,793,556 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry forward expires as follows:
August 31, 2010 -- $223,462, August 31, 2011 -- $8,732,476 and August 31,
2012 -- $6,837,618.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $130,147 and $26,378,456 exempt income. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $78,090 and $24,419,546 exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2005, the components of distributable earnings on a tax basis included $1,368,604 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund's average daily net asset in excess of $1,000,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $22,760, which had no impact on the Fund's ratio of expenses to average net assets, for the year ended August 31, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accord ingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2005, JH Funds received net up-front sales charges of $242,944 with regard to sales of Class A shares. Of this amount, $30,772 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $101,364 was paid as sales commissions to unrelated broker-dealers and $110,808 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2005, CDSCs received by JH Funds amounted to $56,344 for Class B shares and $1,239 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total monthly transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $126,037. The Fund also paid the Adviser the amount of $507 for certain publishing services, included in the printing fees and the amount of $7,874 for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund
share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two years, along with the corresponding dollar value.


                                  Year ended 8-31-04            Year ended 8-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,889,340     $19,281,792     1,530,337     $15,786,153
Distributions reinvested   1,757,388      17,904,403     1,619,735      16,711,931
Repurchased               (6,469,912)    (65,814,160)   (4,439,042)    (45,792,177)
Net decrease              (2,823,184)   ($28,627,965)   (1,288,970)   ($13,294,093)

Class B shares
Sold                         257,272      $2,624,472       270,909      $2,802,116
Distributions reinvested     111,796       1,139,242        81,583         841,575
Repurchased               (1,499,134)    (15,282,616)   (1,082,264)    (11,154,556)
Net decrease              (1,130,066)   ($11,518,902)     (729,772)    ($7,510,865)

Class C shares
Sold                         189,412      $1,919,378        90,833        $936,618
Distributions reinvested      22,276         227,001        17,719         182,794
Repurchased                 (232,399)     (2,356,170)     (191,208)     (1,972,847)
Net decrease                 (20,711)      ($209,791)      (82,656)      ($853,435)

Net decrease              (3,973,961)   ($40,356,658)   (2,101,398)   ($21,658,393)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2005, aggregated $167,944,437 and $190,049,188, respectively.

The cost of investments owned on August 31, 2005, including short-term investments, for federal income tax purposes, was $466,940,249. Gross unrealized appreciation and depreciation of investments aggregated $57,368,968 and $2,960,819, respectively, resulting in net unrealized appreciation of $54,408,149. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $60,050, a decrease in accumulated net investment income of $154,088 and an increase in capital paid-in of $94,038. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and accretion of discount tax adjustments. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 32,782,546 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                              FOR               AUTHORITY
----------------------------------------------------------
James F. Carlin               32,233,589          548,957
Richard P. Chapman, Jr.       32,188,984          593,562
William H. Cunningham         32,205,929          576,617
Ronald R. Dion                32,238,864          543,682
Charles L. Ladner             32,178,662          603,884
Dr. John A. Moore             32,231,292          551,254
Patti McGill Peterson         32,214,842          567,704
Steven R. Pruchansky          32,231,665          550,881
James A. Shepherdson*         32,237,914          544,632

* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in Independent
Auditor (unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended August 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of John Hancock Municipal
Securities Trust and Shareholders of John Hancock
Tax-Free Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Tax-Free Bond Fund (the "Fund"), as of August 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended August 31, 2004 and 2005 and the financial highlights for each in the three-year period ended August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 7, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2005.

None of the 2005 income dividends qualify for the corporate dividends-received deduction. Shareholders, who are not subject to the alternative minimum tax, received income dividends that are 99.68% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 14.85%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
Tax-Free Bond Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Municipal Securities Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock Tax-Free Bond Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory
Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was higher than or not appreciably below the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper General Municipal Debt Funds Index and the Lehman Municipal Bond Index, for the time periods under review.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group's and Universe's median total operating expense ratio, but not appreciably so. The Board also noted that the most significant contributors to such difference were the Fund's other non-management fees and transfer agency expense. The Board favorably considered the Adviser's and transfer agent's commitment to developing initiatives designed to reduce their overall fees and expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's performance and plans to reduce the Fund's overall fees and expenses supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES
& OFFICERS


This chart provides information about the Trustees and Officers who oversee your John
Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Ronald R. Dion, Born: 1946                                                                  1998                53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940                                                                 1994                53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                        2005                53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1987                148
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


39


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1987                148
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner, 2 Born: 1938                                                             1994                148
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore, 2 Born: 1939                                                                 2005                53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee 3

James R. Boyle, Born: 1959                                                                  2005                148
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).


40


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; President, John Hancock Trust;
Chairman and President, NM Capital Management, Inc. (NM Capital) (since
2005); Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); Executive Vice President, John Hancock Funds
(until 2005).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds; Assistant Treasurer of each of the John
Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947                                                                                2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments --
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments -- Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955                                                                                      2005
Executive Vice President and Chief Financial Officer
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign Asset
Management Corp., the Berkeley Financial Group, LLC and John Hancock Funds,
LLC (since 2005); Vice President and General Manager, Fixed Annuities, U.S.
Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (July 2000 thru September 2004).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

---------------------------------------------------------
Allocation            Allocation Growth + Value Portfolio
                      Allocation Core Portfolio

---------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

---------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

---------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

---------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

---------------------------------------------------------

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock Funds
investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                          Express mail:
            John Hancock                           John Hancock
            Signature Services, Inc.               Signature Services, Inc.
            1 John Hancock Way, Suite 1000         Mutual Fund Image Operations
            Boston, MA 02217-1000                  380 Stuart Street
                                                   Boston, MA 02116

Phone       Customer service representatives       1-800-225-5291
            24-hour automated information          1-800-338-8080
            TDD line                               1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Tax-Free Bond Fund.

5200A   8/05
       10/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $66,500 for the fiscal year ended August 31, 2004 (broken out as follows:
John Hancock High Yield Municipal Bond Fund - $31,750 and John Hancock Tax-Free Bond Fund - $34,750) and $70,000 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $35,000 and John Hancock Tax-Free Bond Fund - $35,000). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended August 31, 2004 and fiscal year ended August 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,500 for the fiscal year ended August 31, 2004 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $2,250 and John Hancock Tax-Free Bond Fund - $2,250) and $4,800 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock
High Yield Municipal Bond Fund - $2,400 and John Hancock Tax-Free Bond Fund
- $2,400). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2004 and fiscal year ended August 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended August 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $22,800 for the fiscal year ended August 31, 2004, and $69,800 for the fiscal year ended August 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: October 27, 2005